Discontinued Operations and Disposition (Details) - USD ($)		1 Months Ended
	Dec. 14, 2020	Jul. 31, 2021	Oct. 31, 2021
Discontinued Operations and Disposition (Details) [Line Items]
Equity interest	100.00%		10.00%
Total considerations	$ 8,000,000
Canceling ordinary shares (in Shares)	475,000
Canceling ordinary per share (in Dollars per share)	$ 16.00
Cash payment	$ 400,000
Subsequent Event [Member]
Discontinued Operations and Disposition (Details) [Line Items]
Consideration received		$ 400,000